Financial results (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financial income
Short-term investments	$ 95	$ 75	$ 193	$ 156
Other	17	3	35	31
Total financial income	112	78	228	187
Financial expenses
Loans and borrowings interest	(230)	(203)	(450)	(369)
Bond premium repurchase			(44)
Interest on supplier finance arrangements	(43)	(44)	(82)	(90)
Interest on REFIS	(24)	(23)	(42)	(51)
Interest on lease liabilities	(8)	(14)	(16)	(28)
Other	(99)	(81)	(152)	(166)
Total financial expenses	(404)	(365)	(786)	(704)
Other financial items, net
Foreign exchange and indexation gains (losses), net	28	(253)	(324)	(626)
Participative shareholders' debentures	(117)	(241)	(79)	(77)
Derivative financial instruments, net	548	(471)	1,313	(469)
Total other financial expenses	459	(965)	910	(1,172)
Total	$ 167	$ (1,252)	$ 352	$ (1,689)